SIGNIFICANT ACCOUNTING POLICIES (Details - Antidilutive shares) - shares	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	210,258,470
Convertible Notes [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	0	210,081,967
Series D Preferred Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive shares	176,470	176,470